Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Assumptions Used in Black-Scholes Option-Pricing Model to Determine the Grant-Date Fair Value of Stock Options Granted

Stock Option Valuation: The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted to the Company’s employees and directors:

	Year Ended
	December 31, 2017	December 30, 2018	December 29, 2019
Expected term in years	6.5	6.5	6.5
Expected stock price volatility	37%	24%	40%
Risk-free interest rate	2.09%	2.76%	1.58%
Expected dividend yield	0.00%	0.00%	0.00%

Summary of Stock Option Activity

The following table summarizes the Company’s stock option activity since December 29, 2019:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 29, 2019	5,413,064	$3.73	7.3	$60,059
Granted	873,867	$21.47
Exercised	(57,280)	$2.99		$2,084
Cancelled	(516,837)	$3.76
Outstanding as of September 27, 2020	5,712,814	$6.32	6.9	$188,801
Options exercisable as of September 27, 2020	2,634,469	$2.54	5.0	$97,029
Options vested and expected to vest as of September 27, 2020	5,712,814	$6.32	6.9	$188,801

Stock Options: The following table summarizes the Company’s stock option activity since December 30, 2018:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 30, 2018	3,259,079	$2.24	6.4	$4,683
Granted	2,519,709	$5.49	9.6	$22,522
Exercised	(152,908)	$1.45
Cancelled	(212,816)	$3.43

Outstanding as of December 29, 2019	5,413,064	$3.73	7.3	$60,059

Options exercisable as of December 29, 2019	2,346,733	$1.96	4.8	$30,189
Options vested and expected to vest as of December 29, 2019	5,413,064	$3.73	7.3	$60,059